Taxes	12 Months Ended
Jan. 31, 2012
Taxes [Abstract]
Taxes

Note 10. Taxes

Income from Continuing Operations

The components of income from continuing operations before income taxes are as follows:

	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
U.S.	$18,685	$18,398	$17,705
Non-U.S.	5,713	5,140	4,413

Total income from continuing operations before income taxes	$24,398	$23,538	$22,118

A summary of the provision for income taxes is as follows:

	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Current:
U.S. federal	$4,596	$4,600	$5,798
U.S. state and local	743	637	599
International	1,403	1,466	1,246

Total current tax provision	6,742	6,703	7,643

Deferred:
U.S. federal	1,444	818	(432)
U.S. state and local	57	39	78
International	(299)	19	(133)

Total deferred tax provision	1,202	876	(487)

Total provision for income taxes	$7,944	$7,579	$7,156

Effective Tax Rate Reconciliation

The Company's effective income tax rate is typically lower than the U.S. statutory rate primarily because of benefits from lower-taxed global operations, including the use of global funding structures and certain U.S. tax credits. The Company's non-U.S. income is subject to local country tax rates that are below the 35% U.S. statutory rate. Certain non-U.S. earnings have been indefinitely reinvested outside the U.S. and are not subject to current U.S. income tax. A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	$00,000	$00,000	$00,000
	Fiscal Years Ended January 31,
	2012	2011	2010
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	2.0%	1.9%	2.0%
Income taxed outside the U.S.	-2.8%	-2.2%	-1.6%
Net impact of repatriated international earnings	-0.3%	-1.5%	-3.4%
Other, net	-1.3%	-1.0%	0.4%

Effective income tax rate	32.6%	32.2%	32.4%

Deferred Taxes

The significant components of the Company's deferred tax account balances are as follows:

	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Deferred tax assets:
Loss and tax credit carryforwards	$2,996	$2,968
Accrued liabilities	2,949	3,532
Share-based compensation	376	332
Other	1,029	708

Total deferred tax assets	7,350	7,540
Valuation allowance	(2,528)	(2,899)

Deferred tax assets, net of valuation allowance	$4,822	$4,641

Deferred tax liabilities:
Property and equipment	$5,891	$4,848
Inventories	1,627	1,014
Other	409	474

Total deferred tax liabilities	7,927	6,336

Net deferred tax liabilities	$3,105	$1,695

The deferred taxes noted above are classified as follows in the Company's Consolidated Balance Sheets:

	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Balance Sheet Classification:
Assets:
Prepaid expenses and other	$815	$1,636
Other assets and deferred charges	738	327

Asset subtotals	1,553	1,963

Liabilities:
Accrued liabilities	41	17
Deferred income taxes and other	4,617	3,641

Liability subtotals	4,658	3,658

Net deferred tax liabilities	$3,105	$1,695

Unremitted Earnings

United States income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately $19.7 billion and $17.0 billion as of January 31, 2012 and 2011, respectively, as the Company intends to permanently reinvest these amounts outside of the United States. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation. Deferred or current taxes are and have been provided for earnings of international subsidiaries and associated companies when the Company plans to remit those earnings.

Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances

At January 31, 2012, the Company had net operating loss and capital loss carryforwards totaling approximately $5.3 billion. Of these carryforwards, approximately $3.4 billion will expire, if not utilized, in various years through 2022. The remaining carryforwards have no expiration. At January 31, 2012, the Company had foreign tax credit carryforwards of $1.2 billion, which will expire in various years through 2022, if not utilized.

As of January 31, 2012, the Company has provided a valuation allowance of approximately $2.5 billion on deferred tax assets associated primarily with net operating loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. The $371 million net change in the valuation allowance during fiscal 2012 related to releases arising from the use of net operating and capital loss carryforwards, releases due to changes in judgment regarding the future ability to use net operating and capital loss carryforwards, increases from certain net operating losses arising in fiscal 2012, decreases due to operating and capital loss expirations and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining net deferred tax assets will be fully realized.

Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in the Company's Consolidated Financial Statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

As of January 31, 2012 and 2011, the amount of unrecognized tax benefits related to continuing operations was $611 million and $795 million, respectively, of which, the amount of unrecognized tax benefits that would affect the Company's effective tax rate is $520 million and $687 million for January 31, 2012 and 2011, respectively.

A reconciliation of unrecognized tax benefits from continuing operations is as follows:

(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Unrecognized tax benefit, beginning of year	$795	$1,019	$1,017
Increases related to prior year tax positions	87	101	129
Decreases related to prior year tax positions	(162)	(61)	(33)
Increases related to current year tax positions	56	199	246
Settlements during the period	(161)	(453)	(340)
Lapse in statutes of limitations	(4)	(10)	—

Unrecognized tax benefit, end of year	$611	$795	$1,019

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2012, 2011 and 2010, the Company recognized interest and penalty (benefit) expense related to uncertain tax positions of $(19) million, $45 million and $88 million, respectively. At January 31, 2012 and 2011, the Company had accrued interest related to uncertain tax positions of $166 million and $205 million, respectively, and $0 million and $2 million of accrued penalties, respectively.

During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between $15 million and $43 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company does not expect any change to have a significant impact in its Consolidated Financial Statements.

The Company remains subject to income tax examinations for its U.S. federal income taxes generally for fiscal 2009 through 2012. The Company also remains subject to income tax examinations for international income taxes for fiscal 2003 through 2012, and for U.S. state and local income taxes generally for fiscal 2006 through 2012.

Discontinued Operations

At January 31, 2010, the Company had an unrecognized tax benefit of $1.7 billion related to an ordinary worthless stock deduction from the fiscal 2007 disposition of its German operations. During the fourth quarter of fiscal 2011, this matter was effectively settled with the Internal Revenue Service, which resulted in the reclassification of the deduction as an ordinary loss, a capital loss that the Company has fully offset with a valuation allowance, and a reduction in the accumulated but undistributed earnings of an international subsidiary. In connection with this settlement, the Company recorded a $1.0 billion tax benefit in discontinued operations in the Company's Consolidated Statements of Income (see Note 14) and a reduction of its accrued income tax liability in the Company's Consolidated Balance Sheet at January 31, 2011. In addition, during fiscal 2012, tax and related interest expense of $67 million was recorded to discontinued operations related to audit adjustments and amended returns from this settlement for U.S. federal and state income tax purposes.

Other Taxes

Additionally, the Company is subject to tax examinations for payroll, value added, sales-based and other non-income taxes. A number of these examinations are ongoing and, in certain cases, have resulted in assessments from the taxing authorities. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's Consolidated Financial Statements. While these matters are individually immaterial, a group of related matters, if decided adversely to the Company, may result in a liability material to the Company's Consolidated Financial Statements.